Share-Based Compensation - Share-Based Compensation - Summary of Long Term Incentive Plan Units (Detail) - $ / shares	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Long Term Incentive Plan Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Nonvested, beginning	6,786,033
Number of shares, Nonvested, ending		6,786,033
Weighted-Average Grant-Date Fair Value, beginning	$ 7.88
Weighted-Average Grant-Date Fair Value, ending		$ 7.88
Series A LTIP Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Granted		5,400,000
Weighted-Average Grant-Date Fair Value, Granted		$ 8.32
Weighted-Average Grant-Date Fair Value, ending	8.32
Series B LTIP Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Granted		1,386,033
Weighted-Average Grant-Date Fair Value, Granted		$ 6.17
Weighted-Average Grant-Date Fair Value, ending	$ 6.17